Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019
Details
Federal loss carryforwards	$ 741,000	$ 715,000
Foreign loss carryforwards	967,000	925,000
Mineral properties deferred tax assets (liabilities)	40,000	24,000
Deferred tax assets, gross	1,748,000	1,664,000
Valuation allowance	(1,748,000)	(1,664,000)
Deferred tax assets (liabilities), net	$ 0	$ 0